Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	WESTPORT FUNDS
CIK	dei_EntityCentralIndexKey	0001046068
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 28, 2016
Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Westport Select Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Westport Select Cap Fund
Investment objective:	rr_ObjectiveHeading	The Fund’s Investment Goal
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate rounded to less than 0.5% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.50%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	The Westport Select Cap Fund’s Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small capitalization companies selected for their capital appreciation potential. Under normal circumstances, the Westport Select Cap Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2000® Index. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of March 31, 2016, the market capitalization range of the Index was approximately $14 million to $6.05 billion. If the market capitalization of a small cap company exceeds that of the largest capitalization company in the Russell 2000® Index, and the Adviser determines that the company continues to present a significant investment opportunity, the Fund may add to an existing position in that company’s securities by purchasing additional shares as long as the company’s market capitalization does not exceed 2.5 times that of the largest capitalization company in the Russell 2000® Index. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

In addition to the principal investment strategies described above, the Adviser may decide to hold a certain portion of the Fund’s assets in cash or cash equivalents in order to retain investment flexibility under a variety of circumstances or when market, economic or other conditions warrant.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Westport Select Cap Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all, of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Cash Equivalents Risk. To the extent the Fund invests in cash or cash equivalents, there is no assurance that the Fund will achieve its investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index of smaller capitalization companies, the Russell 2000® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates risk by illustrating how much returns can vary from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-593-7878
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.westportfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns Through December 31, 2015, Class R Shares Westport Select Cap Fund
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest Quarterly Return During This Period 18.81% (3rd Quarter 2009)

Lowest Quarterly Return During This Period (22.35)% (4th Quarter 2008)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell 2000® Index returned 6.65%, annualized, since the inception of the Fund’s Class I shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary.
Westport Select Cap Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPSRX
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 146
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	452
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	782
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,713
2006	rr_AnnualReturn2006	12.41%
2007	rr_AnnualReturn2007	6.38%
2008	rr_AnnualReturn2008	(32.65%)
2009	rr_AnnualReturn2009	28.99%
2010	rr_AnnualReturn2010	23.64%
2011	rr_AnnualReturn2011	(1.86%)
2012	rr_AnnualReturn2012	5.70%
2013	rr_AnnualReturn2013	37.22%
2014	rr_AnnualReturn2014	7.67%
2015	rr_AnnualReturn2015	(10.92%)
1 Year	rr_AverageAnnualReturnYear01	(10.92%)
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Westport Select Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPSCX
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 119
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	372
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	644
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	(10.77%)
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Westport Select Cap Fund | Return After Taxes on Distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.98%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Westport Select Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Westport Select Cap Fund | Russell Midcap® Index (reflects no deductions for fees, expenses or taxes) (Inception date is as of 12/31/1997)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Westport Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Westport Fund
Investment objective:	rr_ObjectiveHeading	The Fund’s Investment Goal
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks a return composed of primarily capital appreciation and secondarily current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	The Westport Fund’s Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing primarily in undervalued common stocks of mid capitalization companies, companies having a market capitalization between $2 billion and $10 billion. The Fund will opportunistically invest in securities of companies with both larger and smaller market capitalizations, but expects the median market capitalization of the Fund to be in the mid capitalization range. The Fund considers several factors as part of its analysis for determining value, primarily the potential for capital appreciation and secondarily the potential for current income. However, the companies in which the Fund invests typically do not distribute a meaningful level of earnings as dividends. Consequently, a company’s potential for capital appreciation receives much greater emphasis than current income.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

In addition to the principal investment strategies described above, the Adviser may decide to hold a certain portion of the Fund’s assets in cash or cash equivalents in order to retain investment flexibility under a variety of circumstances or when market, economic or other conditions warrant.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in The Westport Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all, of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Cash Equivalents Risk. To the extent the Fund invests in cash or cash equivalents, there is no assurance that the Fund will achieve its investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index, the Russell Midcap® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates risk by illustrating how much returns can vary from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-593-7878
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.westportfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns Through December 31, 2015, Class R Shares Westport Fund
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest Quarterly Return During This Period 18.26% (3rd Quarter 2009)

Lowest Quarterly Return During This Period (19.70)% (4th Quarter 2008)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell Midcap® Index returned 8.25%, annualized, since the inception of the Fund’s Class I shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.70%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary.
Westport Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPFRX
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	390
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	676
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,489
2006	rr_AnnualReturn2006	13.27%
2007	rr_AnnualReturn2007	13.71%
2008	rr_AnnualReturn2008	(30.28%)
2009	rr_AnnualReturn2009	32.17%
2010	rr_AnnualReturn2010	20.06%
2011	rr_AnnualReturn2011	3.24%
2012	rr_AnnualReturn2012	12.26%
2013	rr_AnnualReturn2013	28.54%
2014	rr_AnnualReturn2014	8.62%
2015	rr_AnnualReturn2015	(5.33%)
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	10.12%
Westport Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPFIX
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 109
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	340
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	590
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	(5.21%)
5 Years	rr_AverageAnnualReturnYear05	9.10%
10 Years	rr_AverageAnnualReturnYear10	8.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Westport Fund | Return After Taxes on Distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.73%)
5 Years	rr_AverageAnnualReturnYear05	7.88%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Westport Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Westport Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (Inception date is as of 12/31/1997)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%